Distribution Date:	10/20/25	JPMCC Commercial Mortgage Securities Trust 2016-JP4
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2016-JP4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	26	Directing Certificateholder	JupiterlVxx, LLC
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46645UAQ0	1.891300%	35,667,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46645UAR8	2.983800%	129,067,000.00	10,237,446.72	10,237,446.72	25,455.41	0.00	0.00	10,262,902.13	0.00	0.00%	30.00%
A-3	46645UAS6	3.392800%	215,000,000.00	215,000,000.00	6,986,456.85	607,876.67	0.00	0.00	7,594,333.52	208,013,543.15	38.19%	30.00%
A-4	46645UAT4	3.648300%	266,136,000.00	266,136,000.00	0.00	809,119.97	0.00	0.00	809,119.97	266,136,000.00	38.19%	30.00%
A-SB	46645UAU1	3.474300%	52,478,000.00	12,292,001.85	2,018,068.23	35,588.42	0.00	0.00	2,053,656.65	10,273,933.62	38.19%	30.00%
A-S	46645UAX5	3.870300%	59,858,000.00	59,858,000.00	0.00	193,057.01	0.00	0.00	193,057.01	59,858,000.00	30.55%	24.00%
B	46645UAY3	4.052600%	61,106,000.00	61,106,000.00	0.00	206,365.15	0.00	0.00	206,365.15	61,106,000.00	22.75%	17.88%
C	46645UAZ0	3.374156%	49,882,000.00	49,882,000.00	0.00	140,258.05	0.00	0.00	140,258.05	49,882,000.00	16.39%	12.88%
D	46645UAC1	3.374156%	56,117,000.00	56,117,000.00	0.00	713.68	0.00	0.00	713.68	56,117,000.00	9.23%	7.25%
E	46645UAE7	4.124156%	22,447,000.00	22,447,000.00	0.00	0.00	0.00	0.00	0.00	22,447,000.00	6.36%	5.00%
F*	46645UAG2	4.124156%	17,459,000.00	17,459,000.00	0.00	0.00	0.00	0.00	0.00	17,459,000.00	4.14%	3.25%
NR	46645UAJ6	4.124156%	32,423,640.00	32,423,454.57	0.00	0.00	0.00	208.00	0.00	32,423,246.57	0.00%	0.00%
R	46645UAL1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46645UAN7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			997,640,640.00	802,957,903.14	19,241,971.80	2,018,434.36	0.00	208.00	21,260,406.16	783,715,723.34

X-A	46645UAV9	0.565623%	758,206,000.00	563,523,448.57	0.00	265,618.13	183,836.00	0.00	449,454.13	544,281,476.77
X-B	46645UAW7	0.071556%	61,106,000.00	61,106,000.00	0.00	3,643.76	0.00	0.00	3,643.76	61,106,000.00
X-C	46645UAA5	0.750000%	105,999,000.00	105,999,000.00	0.00	66,249.38	0.00	0.00	66,249.38	105,999,000.00
Notional SubTotal			925,311,000.00	730,628,448.57	0.00	335,511.27	183,836.00	0.00	519,347.27	711,386,476.77

Deal Distribution Total					19,241,971.80	2,353,945.63	183,836.00	208.00	21,779,753.43

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46645UAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46645UAR8	79.31885548	79.31885548	0.19722632	0.00000000	0.00000000	0.00000000	0.00000000	79.51608180	0.00000000
A-3	46645UAS6	1,000.00000000	32.49514814	2.82733335	0.00000000	0.00000000	0.00000000	0.00000000	35.32248149	967.50485186
A-4	46645UAT4	1,000.00000000	0.00000000	3.04024998	0.00000000	0.00000000	0.00000000	0.00000000	3.04024998	1,000.00000000
A-SB	46645UAU1	234.23152273	38.45550955	0.67815885	0.00000000	0.00000000	0.00000000	0.00000000	39.13366839	195.77601319
A-S	46645UAX5	1,000.00000000	0.00000000	3.22524992	0.00000000	0.00000000	0.00000000	0.00000000	3.22524992	1,000.00000000
B	46645UAY3	1,000.00000000	0.00000000	3.37716673	0.00000000	0.00000000	0.00000000	0.00000000	3.37716673	1,000.00000000
C	46645UAZ0	1,000.00000000	0.00000000	2.81179684	0.00000000	0.00000000	0.00000000	0.00000000	2.81179684	1,000.00000000
D	46645UAC1	1,000.00000000	0.00000000	0.01271771	2.79907925	15.17570665	0.00000000	0.00000000	0.01271771	1,000.00000000
E	46645UAE7	1,000.00000000	0.00000000	0.00000000	3.43679690	28.28619370	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46645UAG2	1,000.00000000	0.00000000	0.00000000	3.43679707	28.28619394	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46645UAJ6	999.99428102	0.00000000	0.00000000	3.43677730	126.00194210	0.00000000	0.00641507	0.00000000	999.98786595
R	46645UAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46645UAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46645UAV9	743.23264201	0.00000000	0.35032449	0.00000000	0.00000000	0.24246181	0.00000000	0.59278630	717.85435194
X-B	46645UAW7	1,000.00000000	0.00000000	0.05963015	0.00000000	0.00000000	0.00000000	0.00000000	0.05963015	1,000.00000000
X-C	46645UAA5	1,000.00000000	0.00000000	0.62500005	0.00000000	0.00000000	0.00000000	0.00000000	0.62500005	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/25 - 09/30/25	30	0.00	25,455.41	0.00	25,455.41	0.00	0.00	0.00	25,455.41	0.00
A-3	09/01/25 - 09/30/25	30	0.00	607,876.67	0.00	607,876.67	0.00	0.00	0.00	607,876.67	0.00
A-4	09/01/25 - 09/30/25	30	0.00	809,119.97	0.00	809,119.97	0.00	0.00	0.00	809,119.97	0.00
A-SB	09/01/25 - 09/30/25	30	0.00	35,588.42	0.00	35,588.42	0.00	0.00	0.00	35,588.42	0.00
X-A	09/01/25 - 09/30/25	30	0.00	265,618.13	0.00	265,618.13	0.00	0.00	0.00	265,618.13	0.00
X-B	09/01/25 - 09/30/25	30	0.00	3,643.76	0.00	3,643.76	0.00	0.00	0.00	3,643.76	0.00
X-C	09/01/25 - 09/30/25	30	0.00	66,249.38	0.00	66,249.38	0.00	0.00	0.00	66,249.38	0.00
A-S	09/01/25 - 09/30/25	30	0.00	193,057.01	0.00	193,057.01	0.00	0.00	0.00	193,057.01	0.00
B	09/01/25 - 09/30/25	30	0.00	206,365.15	0.00	206,365.15	0.00	0.00	0.00	206,365.15	0.00
C	09/01/25 - 09/30/25	30	0.00	140,258.05	0.00	140,258.05	0.00	0.00	0.00	140,258.05	0.00
D	09/01/25 - 09/30/25	30	692,591.77	157,789.60	0.00	157,789.60	157,075.93	0.00	0.00	713.68	851,615.13
E	09/01/25 - 09/30/25	30	555,883.95	77,145.78	0.00	77,145.78	77,145.78	0.00	0.00	0.00	634,940.19
F	09/01/25 - 09/30/25	30	432,359.69	60,003.04	0.00	60,003.04	60,003.04	0.00	0.00	0.00	493,848.66
NR	09/01/25 - 09/30/25	30	3,960,397.70	111,432.83	0.00	111,432.83	111,432.83	0.00	0.00	0.00	4,085,441.61
Totals			5,641,233.11	2,759,603.20	0.00	2,759,603.20	405,657.58	0.00	0.00	2,353,945.63	6,065,845.59

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	21,779,753.43
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,770,678.40	Master Servicing Fee	4,916.21
Interest Reductions due to Nonrecoverability Determination	(374,814.25)	Certificate Administrator Fee	3,724.79
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	334.57
ARD Interest	0.00	Operating Advisor Fee	1,064.42
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	350.86
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,395,864.15	Total Fees	10,680.84

Principal		Expenses/Reimbursements
Scheduled Principal	896,194.04	Reimbursement for Interest on Advances	7,191.16
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	18,345,985.76	Special Servicing Fees (Monthly)	22,929.25
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	208.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	1,116.00
Total Principal Collected	19,242,179.80	Total Expenses/Reimbursements	31,444.41

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	183,836.00	Interest Distribution	2,353,945.63
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	19,241,971.80
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	183,836.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	183,836.00	Total Payments to Certificateholders and Others	21,779,753.43
Total Funds Collected	21,821,879.95	Total Funds Distributed	21,821,878.68

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	802,957,903.14	802,957,903.14	Beginning Certificate Balance	802,957,903.14
(-) Scheduled Principal Collections	896,194.04	896,194.04	(-) Principal Distributions	19,241,971.80
(-) Unscheduled Principal Collections	18,345,985.76	18,345,985.76	(-) Realized Losses	208.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	208.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	783,715,723.34	783,715,723.34	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	805,866,278.50	805,866,278.50	Ending Certificate Balance	783,715,723.34
Ending Actual Collateral Balance	786,637,319.54	786,637,319.54

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	186.00	0.00	UC / (OC) Change	0.00
Current Period Advances	208.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	394.00	0.00	Net WAC Rate	4.12%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	29,294,877.79	3.74%	12	4.3852	NAP	Defeased	4	29,294,877.79	3.74%	12	4.3852	NAP
	9,999,999 or less	9	47,159,045.61	6.02%	13	4.6119	1.669422	1.24 or less	5	117,962,000.41	15.05%	4	4.7164	0.406743
10,000,000 to 19,999,999		9	143,276,291.54	18.28%	6	4.5723	1.565405	1.25 to 1.74	16	237,405,264.70	30.29%	13	4.6370	1.509998
20,000,000 to 24,999,999		5	112,128,723.55	14.31%	12	4.5267	1.283630	1.75 to 2.24	3	165,469,065.37	21.11%	15	3.9464	2.176857
25,000,000 to 49,999,999		2	56,979,062.33	7.27%	12	4.6445	1.603060	2.25 to 2.74	4	113,687,511.35	14.51%	13	3.8091	2.378279
	50,000,000 or greater	6	394,877,722.52	50.39%	13	3.7344	2.319616	2.75 or greater	3	119,897,003.72	15.30%	12	3.1375	3.479704
	Totals	35	783,715,723.34	100.00%	12	4.1442	1.910464	Totals	35	783,715,723.34	100.00%	12	4.1442	1.910464
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	29,294,877.79	3.74%	12	4.3852	NAP	Texas	4	36,388,243.64	4.64%	13	4.4626	1.376415
Alabama	1	3,762,017.60	0.48%	13	4.4600	1.345600	Virginia	1	2,328,885.75	0.30%	15	4.6800	1.294900
Arizona	5	8,697,935.32	1.11%	13	4.4333	1.462229	Washington	1	22,532,612.04	2.88%	13	4.5400	1.252500
California	2	133,632,439.53	17.05%	15	3.4796	2.259136	Totals	66	783,715,723.34	100.00%	12	4.1442	1.910464
Colorado	2	5,730,450.06	0.73%	15	4.6800	1.294856
									Property Type³
Connecticut	4	4,165,076.00	0.53%	11	4.1140	1.679000
Florida	4	27,760,590.84	3.54%	11	4.4562	1.700792		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	1	10,504,101.24	1.34%	13	4.1200	2.690400		Properties	Balance	Agg. Bal.			DSCR¹
Hawaii	1	94,000,000.00	11.99%	13	4.1995	2.187300	Defeased	3	29,294,877.79	3.74%	12	4.3852	NAP
Illinois	3	58,671,122.81	7.49%	14	4.9301	0.274720	Industrial	1	6,897,003.72	0.88%	13	4.3980	2.843600
Indiana	2	19,744,457.54	2.52%	11	4.3741	2.583843	Lodging	5	137,108,529.74	17.49%	13	4.2913	2.111752
Iowa	5	15,651,888.83	2.00%	15	4.6800	1.294860	Mobile Home Park	18	28,623,902.66	3.65%	11	4.1140	1.679000
Kansas	3	10,858,406.24	1.39%	13	4.6160	1.696205	Multi-Family	2	36,992,849.08	4.72%	14	5.0504	1.448622
Kentucky	1	4,983,634.99	0.64%	12	5.0200	1.636300	Office	8	273,819,880.88	34.94%	13	3.9893	1.838696
Louisiana	1	28,355,159.67	3.62%	14	5.1800	1.526400	Retail	29	270,978,679.47	34.58%	9	4.0734	1.992702
Maryland	3	5,625,491.37	0.72%	11	4.1140	1.679000	Totals	66	783,715,723.34	100.00%	12	4.1442	1.910464
Michigan	3	5,369,963.41	0.69%	11	4.1140	1.679000
Minnesota	2	26,739,343.51	3.41%	13	5.0178	1.656406
Missouri	1	1,042,500.00	0.13%	13	5.2600	1.611600
Nevada	2	24,733,629.56	3.16%	13	4.4701	2.168172
New Hampshire	3	8,234,226.15	1.05%	13	4.4480	1.077800
New Jersey	1	18,345,114.45	2.34%	12	4.4500	1.593900
New York	2	87,000,000.00	11.10%	10	3.2042	2.513324
Ohio	3	64,516,033.08	8.23%	12	3.6191	3.295628
Pennsylvania	2	25,047,521.94	3.20%	(27)	4.8303	0.520942

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	29,294,877.79	3.74%	12	4.3852	NAP	Defeased	4	29,294,877.79	3.74%	12	4.3852	NAP
	3.99999% or less	4	246,632,439.53	31.47%	13	3.2876	2.836154	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	12	265,943,836.60	33.93%	12	4.2607	1.828996	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	9	165,531,434.94	21.12%	14	4.7378	1.036391	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	6	76,313,134.48	9.74%	0	5.1270	1.268430	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	783,715,723.34	100.00%	12	4.1442	1.910464	49 months or greater	31	754,420,845.55	96.26%	12	4.1349	1.927639
								Totals	35	783,715,723.34	100.00%	12	4.1442	1.910464
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	29,294,877.79	3.74%	12	4.3852	NAP	Defeased	4	29,294,877.79	3.74%	12	4.3852	NAP
	60 months or less	31	754,420,845.55	96.26%	12	4.1349	1.927639	Interest Only	8	331,115,000.00	42.25%	12	3.6724	2.557075
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	23	423,305,845.55	54.01%	11	4.4966	1.435286
	Totals	35	783,715,723.34	100.00%	12	4.1442	1.910464	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	35	783,715,723.34	100.00%	12	4.1442	1.910464
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	29,294,877.79	3.74%	12	4.3852	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	31	754,420,845.55	96.26%	12	4.1349	1.927639
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	783,715,723.34	100.00%	12	4.1442	1.910464
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	306931001	LO	Honolulu	HI	Actual/360	4.199%	328,960.83	0.00	0.00	N/A	11/01/26	--	94,000,000.00	94,000,000.00	10/01/25
2	306881004	RT	Fresno	CA	Actual/360	3.587%	239,133.33	0.00	0.00	N/A	11/01/26	--	80,000,000.00	80,000,000.00	10/01/25
3	306531005	OF	New York	NY	Actual/360	2.860%	150,123.75	0.00	0.00	N/A	09/01/26	--	63,000,000.00	63,000,000.00	10/01/25
4	307080004	OF	Rosemont	IL	Actual/360	4.960%	0.00	0.00	0.00	N/A	12/01/26	--	54,245,282.99	54,245,282.99	05/01/23
5	306881109	OF	Sunnyvale	CA	Actual/360	3.319%	148,761.90	146,591.96	0.00	N/A	04/01/27	--	53,779,031.49	53,632,439.53	10/01/25
6	307080006	RT	Fairlawn	OH	Actual/360	3.314%	138,083.33	0.00	0.00	N/A	10/01/26	--	50,000,000.00	50,000,000.00	10/01/25
9	28300945	MH	Various	Various	Actual/360	4.114%	98,335.44	59,258.50	0.00	N/A	09/06/26	--	28,683,161.16	28,623,902.66	10/06/25
9A	307080945				Actual/360	4.114%	13,096.78	8,393.30	0.00	N/A	09/06/26	06/06/26	3,820,160.77	3,811,767.47	10/06/25
10	307080010	MF	New Orleans	LA	Actual/360	5.180%	122,639.01	55,420.70	0.00	N/A	12/06/26	--	28,410,580.37	28,355,159.67	10/06/25
11	307080011	OF	Bloomington	MN	Actual/360	5.090%	105,234.69	49,330.92	0.00	N/A	11/06/26	--	24,809,748.99	24,760,418.07	10/06/25
12	307080012	RT	Everett	WA	Actual/360	4.540%	85,445.12	52,002.37	0.00	N/A	11/06/26	--	22,584,614.41	22,532,612.04	10/06/25
13	307080013	LO	Treasure Island	FL	Actual/360	4.571%	79,374.21	48,353.96	0.00	N/A	09/01/26	--	20,837,682.76	20,789,328.80	10/01/25
14	28200906	OF	New York	NY	Actual/360	4.109%	0.00	0.00	0.00	N/A	07/06/26	--	24,000,000.00	24,000,000.00	03/06/25
15	307080015	RT	Cypress	TX	Actual/360	4.270%	71,454.64	34,564.32	0.00	N/A	11/01/26	--	20,080,928.96	20,046,364.64	10/01/25
16	695100712	OF	Las Vegas	NV	Actual/360	4.498%	67,012.77	41,392.46	0.00	N/A	11/06/26	--	17,878,018.30	17,836,625.84	10/06/25
17	307080017	OF	Palm Beach Gardens	FL	30/360	3.980%	60,972.27	18,383,599.93	0.00	N/A	12/01/26	--	18,383,599.93	0.00	10/01/25
18	28200964	OF	Newark	NJ	Actual/360	4.450%	68,159.97	35,102.38	0.00	N/A	10/06/26	--	18,380,216.83	18,345,114.45	10/06/25
19	695100716	RT	Various	Various	Actual/360	4.680%	66,657.67	38,635.46	0.00	N/A	01/06/27	--	17,091,710.69	17,053,075.23	10/06/25
20	695100721	RT	Various	Various	Actual/360	4.680%	65,141.01	37,756.39	0.00	N/A	01/06/27	--	16,702,823.62	16,665,067.23	10/06/25
21	307080021	RT	Philadelphia	PA	Actual/360	5.100%	0.00	0.00	0.00	N/A	09/06/21	--	16,098,921.75	16,098,921.75	01/06/22
22	307080022	OF	Indianapolis	IN	Actual/360	4.367%	65,503.50	0.00	0.00	N/A	09/01/26	--	18,000,000.00	18,000,000.00	10/01/25
23	307080023	RT	Various	Various	Actual/360	4.448%	55,655.96	34,992.09	0.00	N/A	11/01/26	--	15,015,098.35	14,980,106.26	07/01/25
25	695100708	RT	Savannah	GA	Actual/360	4.360%	54,591.88	27,145.87	0.00	N/A	11/06/26	--	15,025,287.89	14,998,142.02	10/06/25
26	695100731	RT	Hilliard	OH	Actual/360	4.699%	54,125.14	28,847.29	0.00	N/A	12/06/26	--	13,822,126.83	13,793,279.54	10/06/25
28	307080028	LO	Kennesaw	GA	Actual/360	4.120%	36,151.99	25,603.82	0.00	N/A	11/01/26	--	10,529,705.06	10,504,101.24	10/01/25
29	695100725	RT	Bloomsburg	PA	Actual/360	4.345%	32,472.96	19,766.36	0.00	N/A	11/06/26	--	8,968,366.55	8,948,600.19	10/06/25
30	307080030	MF	Houston	TX	Actual/360	4.625%	33,366.60	19,589.77	0.00	N/A	12/01/26	--	8,657,279.18	8,637,689.41	10/01/25
31	695100706	LO	Lubbock	TX	Actual/360	4.690%	26,007.67	22,726.10	0.00	N/A	10/06/26	--	6,654,415.69	6,631,689.59	10/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	695100720	IN	Las Vegas	NV	Actual/360	4.398%	25,336.95	16,216.40	0.00	N/A	11/06/26	--	6,913,220.12	6,897,003.72	10/06/25
34	695100726	IN	Orlando	FL	Actual/360	4.425%	20,380.89	11,260.15	0.00	N/A	08/06/26	--	5,527,021.63	5,515,761.48	10/06/25
35	695100702	LO	Salina	KS	Actual/360	4.670%	20,218.13	11,825.71	0.00	N/A	10/06/26	--	5,195,235.82	5,183,410.11	10/06/25
36	307080036	RT	Lexington	KY	Actual/360	5.020%	20,893.60	10,851.03	0.00	N/A	10/06/26	--	4,994,486.02	4,983,634.99	10/06/25
37	695100711	RT	Carrollton	TX	Actual/360	4.625%	19,190.15	9,858.73	0.00	N/A	11/06/26	--	4,979,065.55	4,969,206.82	10/06/25
38	695100723	RT	Midfield	AL	Actual/360	4.460%	14,030.83	13,093.83	0.00	N/A	11/06/26	--	3,775,111.43	3,762,017.60	10/06/25
39	28000875	RT	Dimmitt	TX	Actual/360	5.350%	4,781.56	0.00	0.00	N/A	05/06/26	--	1,072,500.00	1,072,500.00	10/06/25
40	28000979	RT	Jackson	MO	Actual/360	5.260%	4,569.62	0.00	0.00	N/A	11/06/26	--	1,042,500.00	1,042,500.00	10/06/25
Totals							2,395,864.15	19,242,179.80	0.00				802,957,903.14	783,715,723.34
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	164,167,992.00	136,835,788.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	27,676,308.70	13,854,244.86	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	109,046,514.60	57,605,899.17	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	(176,263.00)	1,645,240.00	07/01/24	06/30/25	10/15/25	1,742,348.30	0.00	(682.13)	7,064,903.29	6,013,908.65	0.00
5	32,795,104.11	16,701,228.82	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	11,284,775.63	5,664,403.29	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	7,830,884.40	4,199,218.37	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	2,878,601.33	1,660,890.30	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,646,969.46	1,737,654.85	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,282,018.91	1,103,955.82	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,001,831.26	3,090,861.26	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,526,863.00	0.00	--	--	09/14/25	20,926,457.78	73,954.10	(230.00)	344,653.90	0.00	0.00
15	1,893,387.00	994,191.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,104,052.00	661,813.86	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,472,516.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	12,959,760.00	6,561,439.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,636,221.51	409,055.13	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,598,886.63	799,443.81	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,286,565.00	213,523.00	01/01/25	06/30/25	10/15/25	14,672,003.69	1,385,183.56	(202.44)	897,490.85	372,624.46	208.00
22	14,931,949.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,699,115.12	580,010.10	01/01/25	03/31/25	--	0.00	0.00	90,459.24	270,845.39	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,616,381.78	865,012.28	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,135,409.17	2,212,220.49	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	37,710.37	0.00
29	1,080,953.11	465,128.84	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	674,644.91	388,660.71	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	941,024.29	870,722.96	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1,143,311.58	734,184.80	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	892,403.90	980,359.14	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	689,033.17	331,638.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	721,473.66	258,053.83	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	93,405.18	46,964.49	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	90,723.13	45,362.05	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	416,622,817.35	261,517,168.93				37,340,809.77	1,459,137.66	89,344.66	8,577,893.43	6,424,243.48	208.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
17	307080017	18,345,985.76	Payoff w/ penalty	183,836.00	0.00
Totals		18,345,985.76		183,836.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	1	14,980,106.26	2	78,245,282.99	0	0.00	1	16,098,921.75	0	0.00	0	0.00	1	18,345,985.76	4.144241%	4.093430%	12
09/17/25	1	15,015,098.35	0	0.00	2	78,245,282.99	0	0.00	1	16,098,921.75	0	0.00	0	0.00	0	0.00	4.140708%	4.090107%	13
08/15/25	0	0.00	1	15,048,108.80	2	78,245,282.99	0	0.00	1	16,098,921.75	0	0.00	0	0.00	0	0.00	4.140915%	4.090336%	14
07/17/25	1	15,080,993.29	0	0.00	2	78,245,282.99	0	0.00	1	16,098,921.75	0	0.00	0	0.00	0	0.00	4.141121%	4.090562%	15
06/17/25	0	0.00	1	24,000,000.00	1	54,245,282.99	0	0.00	1	16,098,921.75	0	0.00	0	0.00	0	0.00	4.141341%	4.095495%	16
05/16/25	0	0.00	1	24,000,000.00	1	54,245,282.99	0	0.00	1	16,098,921.75	0	0.00	0	0.00	0	0.00	4.141544%	4.095724%	17
04/17/25	1	24,000,000.00	0	0.00	1	54,245,282.99	0	0.00	1	16,098,921.75	0	0.00	0	0.00	0	0.00	4.141760%	4.095968%	18
03/17/25	0	0.00	1	6,785,472.28	1	54,245,282.99	0	0.00	1	16,098,921.75	0	0.00	0	0.00	0	0.00	4.141960%	4.103619%	19
02/18/25	1	6,809,366.99	0	0.00	1	54,245,282.99	0	0.00	1	16,098,921.75	0	0.00	0	0.00	0	0.00	4.142204%	4.103884%	20
01/17/25	0	0.00	0	0.00	1	54,349,808.10	0	0.00	1	16,098,921.75	0	0.00	0	0.00	0	0.00	4.142507%	4.104175%	21
12/17/24	0	0.00	0	0.00	1	54,453,888.67	0	0.00	1	16,098,921.75	0	0.00	0	0.00	0	0.00	4.142808%	4.104464%	22
11/18/24	0	0.00	0	0.00	1	54,565,012.47	0	0.00	1	16,098,921.75	0	0.00	0	0.00	0	0.00	4.143129%	4.104773%	23
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	307080004	05/01/23	28	6	(682.13)	7,064,903.29	15,138,243.57	56,415,140.31	05/18/23	2
14	28200906	03/06/25	6	6	(230.00)	344,653.90	0.00	24,000,000.00	03/20/25	2
21	307080021	01/06/22	44	5	(202.44)	897,490.85	2,167,612.83	16,749,774.35	09/16/20	7			06/20/23
23	307080023	07/01/25	2	2	90,459.24	270,845.39	1,638.50	15,080,993.29	06/24/25	13
Totals					89,344.66	8,577,893.43	17,307,494.90	112,245,907.95
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		16,098,922	0	0		16,098,922
0 - 6 Months		0	0	0		0
7 - 12 Months		249,957,110	225,957,110	24,000,000		0
13 - 24 Months		517,659,692	448,434,303	69,225,389		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	783,715,723	674,391,412	0	14,980,106	78,245,283	16,098,922
Sep-25	802,957,903	693,598,600	15,015,098	0	78,245,283	16,098,922
Aug-25	803,800,691	694,408,377	0	15,048,109	78,245,283	16,098,922
Jul-25	804,640,287	695,215,089	15,080,993	0	78,245,283	16,098,922
Jun-25	805,527,017	711,182,813	0	24,000,000	54,245,283	16,098,922
May-25	806,360,075	712,015,871	0	24,000,000	54,245,283	16,098,922
Apr-25	807,240,494	712,896,289	24,000,000	0	54,245,283	16,098,922
Mar-25	808,067,062	730,937,385	0	6,785,472	54,245,283	16,098,922
Feb-25	809,042,682	731,889,111	6,809,367	0	54,245,283	16,098,922
Jan-25	809,966,947	739,518,217	0	0	54,349,808	16,098,922
Dec-24	810,887,664	740,334,854	0	0	54,453,889	16,098,922
Nov-24	811,863,354	741,199,420	0	0	54,565,012	16,098,922
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	307080004	54,245,282.99	56,415,140.31	87,000,000.00	07/19/24	1,645,240.00	0.20040	06/30/25	12/01/26	253
14	28200906	24,000,000.00	24,000,000.00	17,200,000.00	05/01/25	1,526,863.00	0.40210	12/31/24	07/06/26	I/O
21	307080021	16,098,921.75	16,749,774.35	8,300,000.00	12/18/24	37,200.00	0.06250	06/30/25	09/06/21	250
23	307080023	14,980,106.26	15,080,993.29	43,750,000.00	--	504,791.10	1.07780	03/31/25	11/01/26	252
Totals		109,324,311.00	112,245,907.95	156,250,000.00		3,714,094.10

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	307080004	OF	IL	05/18/23	2

Loan transferred SS on 5/18/23 for imminent default due to cash flow issues. Borrower has stopped funding shortfalls. Receiver has been appointed at property. Loan matures in 12/2026. The Property is a collection of three, 11-story multi-tenant office buildings (Central, West and East) and a Bright Horizons day care facility totaling 869,120 square feet that were developed between 1988 and 1994. Property is 65% occupied with a DSCR of 0.48x. Lender filed foreclosure and will continue to discuss alternative s with Borrower.

14	28200906	OF	NY	03/20/25	2

Loan transferred for Imminent Default on 3/24/25. Collateral consists of a first-lien leasehold interest in a 247,183 SF, Class A, 21-story office building built in 19216 and located in Midtown Manhattan in NYC. Due to drop in occupancy cash flow has dec lined and is not significant to cover debt service and operating expenses. Cash management is in place. The Borrower has indicated they do not have funds to carry the property, so willing to cooperate with the lender to take back the property. Foreclosure complaint and motion for the appointment of receiver have been filed. The motion to appoint a receiver has been approved by the court; receiver is now in place. Legal counsel working with Borrower on stipulation to summary judgement of foreclosure.
21	307080021	RT	PA	09/16/20	7

REO Title Date:6/20/2023: The collateral is a 223,434 SF retail center situated on 18.3 acres in NE Philadelphia, PA. The Property is comprised of two one-story buildings built in 1989 and renovated in 2005. Big Lots (14% NRA; LXP 01/28)

has closed this location and rejected the lease in BK court, so as of 9/27/25, it is approx. 60% occupied. Crossed with or is companion: N.A Deferred Maintenance/Repair Issues: The roof replacement is approximately 85% completed The last section of the parking are a has been repaved. Leasing: Legal counsel drafting 10-yr renewal amendment for 2nd Ave., as well a new lease to back fill the former Big Lots space. Marketing: The property is currently not being marketed for sale.

23	307080023	RT	Various	06/24/25	13

The Loan was transferred to the Special Servicer on 6/24/2025 due to Imminent Default. The Borrower failed to fund the shortfalls for the 6/1/2025 payment. The collateral consists of a 264K SF retail portfolio spanning across six properties located in Con cord and Keene, NH (3), Bloomingdale, IL (1), Wichita, KS (1), and Fort Wayne, IN (1). There are three (3) Dick's Sporting Goods stores (DSG, 74% of NRA), one PetSmart (8% of NRA), and one vacant single-tenant retail building.

The DSG (previously 18% of N RA) in Wichita, KS, vacated at lease expiration on 3/31/25, which reduced the portfolio cash flow and contributed to the shortfall. Based on the TTM 3/31/2025 financials, the Property reported an NOI/DSCR/Occ of

$2.33MM/1.24x/82%. Discussions with the Borrower are ongoing while dual tracking legal remedies.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	307080023	0.00	4.44800%	0.00	4.44800%	8	01/28/21	01/28/21	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
7	307080007 10/18/21	41,080,890.18	67,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		41,080,890.18	67,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/20/25	0.00	(0.64)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/25	0.00	(0.66)	0.00	0.00	0.00	0.00	0.00	0.00
7	307080007	10/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(0.64)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(1.30)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	11,301.10	0.00	0.00	0.00	0.00	224,213.84	0.00	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7,023.74	0.00	0.00	0.00
14	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	82,180.00	0.00	0.00	0.00	0.00
21	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	68,420.42	0.00	0.00	0.00	0.00
23	0.00	0.00	3,128.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,116.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	167.42	0.00	0.00	0.00
Total	0.00	0.00	22,929.25	0.00	0.00	0.00	0.00	374,814.25	7,191.16	0.00	1,116.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		406,050.66

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27